Derivative instruments - Gas hedges (Details) - Natural gas swaps $ in Thousands, MMBTU in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) MMBTU	Dec. 31, 2023 USD ($)
Derivative Instruments
Derivative asset | $	$ 28,624	$ 13,445
Credit collateral posted | $	$ 500	$ 0
Notional volume of natural gas derivatives (in MMBTUs)	63.4
2025
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	26.1
2026
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	22.8
2027
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	11.8
2028
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	1.2
2029
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	1.5